Oppenheimer Emerging Markets Revenue ETF
Oppenheimer Emerging Markets Revenue ETF
Investment Objective.
Oppenheimer Emerging Markets Revenue ETF (the “Fund”) seeks to provide investment results that correspond generally, before fees and expenses, to the performance of the OFI Revenue Weighted Emerging Markets Index (the “Underlying Index”).
Fees and Expenses.
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Oppenheimer Emerging Markets Revenue ETF Oppenheimer Emerging Markets Revenue ETF	[1]
Management Fees	0.46%
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.46%
[1]	Expenses have been restated to reflect current fees.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example.
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years
Oppenheimer Emerging Markets Revenue ETF | Oppenheimer Emerging Markets Revenue ETF | USD ($)	47	148

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies.
The Fund seeks investment results that correspond generally, before fees and expenses, to the performance of the Underlying Index. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies included in the Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities. The Fund may invest up to 20% of its assets in certain index futures, options, options on index futures, swap contracts or other derivatives, as related to its Underlying Index and its component securities, other securities not included in the Underlying Index and cash and cash equivalents, including shares of money market funds advised by the investment adviser or its affiliates, to the extent the investment adviser believes such investments will help the Fund track the Underlying Index.

The Underlying Index is constructed using a rules-based methodology that re-weights the constituent securities of the MSCI Emerging Markets Index (the “Parent Index”) according to the revenue earned by the companies in the Parent Index, subject to a maximum 5% per company weighting. The Underlying Index is expected to contain between 400 and 600 securities, but this number may increase. The Underlying Index is rebalanced quarterly.

Since the Underlying Index will be constructed based on securities in the Parent Index, it will primarily consist of securities of emerging market companies. It may include securities of foreign companies other than emerging market companies, including European companies, and companies of any market capitalization, including small and medium capitalization companies. With respect to securities of foreign companies, the Fund may achieve its exposure either directly or through depositary receipts.

The investment adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Due to the large number of constituent securities in the Parent Index, the Fund utilizes a “representative sampling” strategy whereby the Fund holds a significant number of the component securities of the Underlying Index, but may not track that index with the same degree of accuracy as would an investment vehicle replicating the entire index. This is designed to improve liquidity and reduce portfolio turnover. The number of holdings may increase or the Fund may switch to full replication in the future.

Under normal market conditions, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of issuers that are economically tied to an emerging market country. For purposes of the 80% investment policy, the Fund considers an “emerging market country” to be one that is included in the Underlying Index.

The Fund does not try to outperform the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund will typically concentrate in investments in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated, meaning that it may invest more than 25% of its net assets in that industry or group of industries.

The Underlying Index is sponsored by MSCI, Inc. (the 'Index Provider“), which is unaffiliated with the Fund and the investment adviser. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Fund may lend securities representing up to one-third of the value of the Fund’s total assets (including the value of any collateral received).
Principal Risks.
Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Concentration Risk. The Fund will typically concentrate in industries or groups of industries to approximately the same extent as its Underlying Index. The Fund may be adversely affected by the performance of the securities in a particular industry or group of industries and may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class than may be the case for a fund that was not concentrated in a particular industry or group of industries.

Depositary Receipt Risk. Changes in foreign currency exchange rates affect the value of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and global shares (“Global Shares”) and, therefore, the value of the Fund’s portfolio. ADRs, GDRs and EDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world. Global Shares are the actual (ordinary) shares of a non-U.S. company, which trade both in the home market and the U.S. and are represented by the same share certificate in both the U.S. and the home market. In addition, although the ADRs, GDRs, EDRs and Global Shares in which the Fund invests may be listed on major U.S. or foreign exchanges, there can be no assurance that a market for these securities will be made or maintained or that any such market will be or remain liquid. There is also no guarantee that a financial institution will continue to sponsor particular ADRs, GDRs or EDRs. As a result, the Fund may have difficulty selling securities, or selling them quickly and efficiently at the prices at which they have been valued.

Emerging Markets Risk. The Fund’s investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. Emerging markets may be more likely to experience inflation risk, political turmoil and rapid changes in economic conditions than more developed markets. Emerging markets often have less uniformity in accounting and reporting requirements, unreliable securities valuation and greater risk associated with custody of securities.

Foreign Currency Risk. Changes in foreign currency exchange rates affect the value of investments denominated in a foreign currency, and therefore, the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Foreign Market Risk. Because foreign securities in the Fund’s portfolio trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of those securities may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for Shares. Conversely, Shares of the Fund may trade on U.S. exchanges at times when foreign exchanges are not open for trading. This, in either case, could lead to a difference between the U.S. market value of the Shares and the underlying value of the Fund’s portfolio.

Foreign Securities Risk. Investments in the securities of foreign companies may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, government debt burdens, or a higher risk that essential investment information may be incomplete, unavailable, or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities. Certain of the risks associated with foreign investments are heightened for investments in emerging market countries.

Geographic Focus Risk. To the extent the Fund focuses on companies in a specific country or region, the Fund is subject to greater risks of adverse developments in that country or region and/or the surrounding countries or regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the country or region, even in countries in which the Fund is not invested, may adversely affect the value of securities values held by the Fund.

Small and Medium Capitalization Stock Risk Small and medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares) may have an unproven or narrow technological base and limited product lines, distribution channels, markets and financial resources. Small and medium capitalization companies also may be dependent on entrepreneurial management, making the companies more susceptible to certain setbacks and reversals. Securities of small and medium capitalization companies may also be more sensitive to changes in the economy, such as changes in the level of interest rates. As a result, the securities of small and medium capitalization companies may be subject to more abrupt or erratic price movements than securities of larger companies, may have limited marketability, and may be less liquid than securities of companies with larger capitalizations.

Stock Market Risk. Stock market risk is the risk that broad movements in financial markets will adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. There is also a risk that the price of one or more of the securities or other instruments in the Fund’s portfolio will fall.

Financials Sector Risk Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Government regulation may also adversely affect the scope of their activities and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition and/or rate regulation, which may have an adverse impact on their profitability.

Deterioration of credit markets, such as that which occurred in 2008 and 2009, can have an adverse impact on a broad range of financial markets, causing certain financial services companies to incur large losses. In these conditions, financial services companies may experience significant declines in the valuation of their assets, take actions to raise capital and even cease operations. Some financial services companies may also be required to accept or borrow significant amounts of capital from government sources and may face future government imposed restrictions on their businesses or increased government intervention, although there is no guarantee that governments will provide such relief in the future. These actions may cause the securities of many financial services companies to decline in value.

In response to the financial crisis in 2008 and 2009, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted into federal law on July 21, 2010, in large part to provide increased regulation of financial institutions. The Dodd-Frank Act has had and will continue to have for years to come a broad impact on virtually all participants in the financial services industry. Government regulation may change frequently and may have significant adverse consequences for companies in the financials sector, including effects not intended by such regulation. Government regulation also may have adverse effects on certain issuers, such as decreased profits or revenues. The impact of recent or future regulation in various countries on any individual financial company or on the sector as a whole cannot be predicted.

Energy Sector Risk The Energy sector consists of companies engaged in the exploration, extraction and refining of coal, oil and natural gas. The energy sector of an economy is cyclical and highly dependent on energy prices. Companies in the energy sector are impacted by the levels and volatility of global energy prices, energy supply and demand, capital expenditures on exploration and production of energy sources, energy conservation efforts, exchange rates, interest rates, economic conditions, tax treatment, increased competition and technological advances, among other factors. Companies in this sector may be subject to substantial government regulation and governmental budget constraints. Energy companies can be affected by accidents, environmental problems, terrorism, political events and natural disasters. Energy companies may also operate in, or engage in transactions involving countries with less developed regulatory regimes or a history of expropriation, nationalization or other adverse policies. Energy companies can be significantly affected by the supply of, and demand for, specific products (e.g., oil and natural gas) and services, exploration and production spending, government subsidization, world events and general economic conditions. Energy companies may have relatively high levels of debt, and therefore may be more likely than other companies to restructure their businesses during market downturns.

Information Technology Sector Risk The information technology sector includes companies engaged in developing software and providing data processing and outsourced services, along with manufacturing and distributing communications equipment, computers and other electronic equipment and instruments, and semiconductors and semiconductor equipment manufacturers. Information technology companies are particularly vulnerable to federal, state and local government regulation, and competition and consolidation, both domestically and internationally, including competition from foreign competitors with lower production costs. Information technology companies also face competition for services of qualified personnel. Additionally, information technology companies face rapid technological development and frequent new product introduction by competitors. Finally, information technology companies rely on patents and intellectual property rights.

Industrials Sector Risk. The Fund invests a significant portion of its assets in securities issued by companies in the industrials sector in order to track the Underlying Index’s allocation to that sector. The industrials sector includes companies engaged in the manufacture and distribution of capital goods, such as those used in defense, construction and engineering, companies that manufacture and distribute electrical equipment and industrial machinery and those that provide commercial and transportation services and supplies. Because as currently constituted the industrials sector represents a significant portion of the Underlying Index, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem Shares may trade at a discount to NAV or IIV, and the Fund may possibly face delisting.

Increased Volatility Risk. Increased volatility may result from increased cash flows to the Fund and other market participants that continuously or systematically buy large holdings of small and medium capitalization companies (including those trading as ADRs, GDRs, EDRs and Global Shares), which can drive prices up and down more dramatically. Additionally, the announcement that a security has been added to a widely followed index or benchmark may cause the price of that security to increase. Conversely, the announcement that a security has been deleted from a widely followed index or benchmark may cause the price of that security to decrease.

Investment Approach Risk. The Underlying Index, and thus the Fund, seeks to provide exposure to investments based on a specific selection criteria and a revenue weighting approach. There can be no assurance that the selection criteria and weighting approach will enhance the Fund’s performance over time. It is expected that exposure to such investment criteria and weighting will detract from performance in some market environments, perhaps for extended periods. In such circumstances, the Fund’s investment adviser will not adjust the Fund’s investment process to target different criteria or weighting processes.

Market Trading Risk. An investment in the Shares may present secondary market trading risks, including the inability to sell your Shares in the event of a severe market disruption, or the inability to buy and sell Shares at a price that reflects the actual value of the Fund’s portfolio. Although it is expected that Shares will remain listed for trading on Bats BZX Exchange, Inc. (“Bats Exchange,” and along with NYSE Arca, Inc., each the “Exchange”), disruptions to creations and redemptions, the existence of market volatility or lack of an active trading market for the Shares (including through a trading halt), as well as other factors, may result in the Shares trading significantly above (at a premium to) or below (at a discount to) the Fund’s net asset value (“NAV”) (calculated at the end of the day), or the intraday value of the Fund’s published basket of portfolio securities (i.e., the “intraday indicative value” or “IIV”). During such periods, you may be unable to sell your Shares or may incur significant losses if you sell your Shares. In addition, during such periods, such as a “flash crash,” different investment strategies or techniques, such as stop loss orders to sell your Shares, may not work as intended and may result in significant losses.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses, while the Underlying Index does not. Tracking error may also occur because of differences between the securities or other instruments held in the Fund’s portfolio and those included in the Underlying Index, pricing differences, transaction costs, the Fund’s holding of uninvested cash, differences in the timing of the accrual of dividends or interest, tax gains or losses, changes to the Underlying Index, or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions.

Calculation Methodology Risk The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or its Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment adviser can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Operational Risk The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Passive Investment Risk. The Fund is not actively managed and therefore the investment adviser does not have discretion to select an Underlying Index’s components or change an Underlying Index methodology. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. A general decline in the market segments included in the Underlying Index may adversely affect the Fund’s performance.

Securities Lending Risk Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all and the securities lending agent fails to fulfill its guarantee to the Fund against that risk. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. The Fund’s securities lending activities could also trigger adverse tax consequences for the Fund and affect the amount, timing and character of distributions to the shareholders.

Portfolio Turnover Risk. Because the Fund is rebalanced and reconstituted quarterly, the Fund may experience portfolio turnover in excess of 100%. Portfolio turnover may involve the payment by the Fund of brokerage and other transaction costs on the sale of securities, as well as on the investment of the proceeds in other securities. The greater the portfolio turnover, the greater the transaction costs to the Fund, which could have an adverse effect on the Fund’s total rate of return, and the more likely the Fund is to generate capital gains that must be distributed to shareholders as taxable income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund’s Past Performance.
There is no performance information presented for the Fund because the Fund has not completed a calendar year of operations as of the date of this Prospectus.